Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 114,036	$ 972,787	$ 55,461
Prepaid expenses	93,787	51,979	102,917
Prepaid income taxes	12,186	12,186
Total Current Assets	220,009	1,036,952	158,378
Deferred tax asset	267,081	217,086
Security deposit	1,200	1,200	1,200
Marketable securities held in Trust Account	63,366,019	63,405,336	74,376,617
TOTAL ASSETS	63,854,309	64,660,574	74,536,195
Current Liabilities
Account payable and accrued expenses	596,682	325,860	159,377
Income taxes payable			679,431
Promissory notes – related party	4,650,000	5,075,000	180,000
Total Current Liabilities	5,246,682	5,400,860	1,018,808
Derivative liabilities		6,715,500
Warrant liability	5,862,500	6,715,500
Deferred underwriting fee payable	5,031,250	5,031,250	5,031,250
Total Liabilities	16,140,432	17,147,610	6,050,058
Commitments and Contingencies
Common stock subject to possible redemption, 3,902,882 and 3,881,505 shares at redemption value as of March 31, 2021 and December 31, 2020, respectively	42,713,867	42,512,961	63,486,129
Stockholders’ Equity
Preferred stock, $0.001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized; 8,064,838 and 8,086,215 issued and outstanding (excluding 3,902,882 and 3,881,505 shares subject to possible redemption) as of March 31, 2021 and December 31, 2020, respectively	8,065	8,086	7,149
Additional paid-in capital	4,022,748	4,223,633	1,058,028
Retained earnings	969,197	768,284	3,934,831
Total Stockholders’ Equity	5,000,010	5,000,003	5,000,008
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 63,854,309	$ 64,660,574	$ 74,536,195